John Hancock Classic Value Fund (the fund)
Supplement dated 6—5—12 to the current Class R1, Class R2, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R3	Class R4	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R3	Class R4	Class R5
Management fee	0.79	0.79	0.79	0.79	0.79
Distribution and service (12b-1) fees	0.50	0.25	0.50	0.15[1]	0.00
Other expenses	0.35	0.37	0.19	0.11	0.11
Service plan fee	0.24	0.25	0.07	0.00	0.01
Additional expenses	0.11	0.12[2]	0.12	0.11	0.10
Total annual fund operating expenses	1.64	1.41	1.48	1.05	0.90

1	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.
2	“Other expenses” have been estimated for the first year of operations of the fund’s Class R2 shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 Year	167	144	151	107	92
3 Years	517	446	468	355	287
5 Years	892	771	808	623	498
10 Years	1,944	1,691	1,768	1,389	1,108
In the “Your account — Class cost structure” section, the bullet point relating to the distribution and service (Rule 12b-1) fees for Class R4 shares is amended and restated as follows:
          Class R4
•	Distribution and service (Rule 12b-1) fees of 0.15% (under the Rule 12b-1 plan, the distributor has the ability to collect 0.25%, however, the distributor has contractually agreed to waive 0.10% of these fees until February 28, 2014)
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

Supplement dated 6-5-12 to the current Statement of Additional Information (“SAI”) for
John Hancock Classic Value Fund
a series of John Hancock Capital Series
In the “Distribution Contracts” section, the second paragraph under the “Distribution Plans” subheading is amended and restated as follows:
Under the Plans, Classic Value Fund may pay distribution and service fees at an aggregate annual rate of up to 0.25% for Class A shares, 1.00% for Class B and Class C shares, 0.50% for Class R1 shares, 0.25% for Class R2 shares, 0.50% for R3 shares, 0.25% for Class R4 shares and 0.00% (none) for Class R5 shares of the Fund’s average daily net assets attributable to the respective class of shares. The Distributor has contractually agreed to limit the distribution and service fees for Class R4 shares of the Fund to 0.15% of the average daily net assets of Class R4 shares of the Fund until February 28, 2014.
In the “Sales Compensation” section, the second paragraph under the “Annual Compensation” sub-section is amended and restated as follows:
For Classes R1 and R3 shares of Classic Value Fund, beginning with the first year an investment is made, the Selling Firm receives an annual Rule 12b-1 distribution fee of 0.50% of its average daily net assets. For Class R2 shares of the Fund, beginning in the first year after an investment is made, the Selling Firm receives an annual Rule 12b-1 service fee of 0.25% of its average daily net (aged) assets. For Class R4 shares of Classic Value Fund, beginning with the first year an investment is made, the Selling Firm receives an annual Rule 12b-1 distribution fee of up to 0.25% of its average daily net assets, except that the annual distribution fee payable to Selling Firms for Class R4 shares of the Fund is limited to 0.15% of the average daily net assets of the Fund’s Class R4 shares until February 28, 2014. See the table entitled “First Year Broker or Other Selling Firm Compensation” below for more information. These service and distribution fees are paid monthly in arrears.
Also in the “Sales Compensation” section, the chart detailing first year sales compensation is amended and restated as follows:
First Year Broker or Other Selling Firm Compensation

	Investor pays		Selling Firm	Total Selling
	sales charge	Selling Firm	receives	Firm
	(% of offering	receives	Rule 12b-1	compensation
	price) (1)	commission (2)	service fee (3)	(4)(5)
Class A investments
Up to $49,999	5.00%	4.01%	0.25%	4.25%
$50,000 - $99,999	4.50%	3.51%	0.25%	3.75%
$100,000 - $249,999	3.50%	2.61%	0.25%	2.85%
$250,000 - $499,999	2.50%	1.86%	0.25%	2.10%
$500,000 - $999,999	2.00%	1.36%	0.25%	1.60%

	Investor pays		Selling Firm	Total Selling
	sales charge	Selling Firm	receives	Firm
	(% of offering	receives	Rule 12b-1	compensation
	price) (1)	commission (2)	service fee (3)	(4)(5)
Investments of Class A shares of $1 million or more

First $1M — $4,999,999	—	0.75%	0.25%	1.00%
Next $1 - $5M above that	—	0.25%	0.25%	0.50%
Next $1 or more above that	—	0.00%	0.25%	0.25%

Investments Class A shares by certain Retirement Plans (6)

First $1 - $4,999,999	—	0.75%	0.25%	1.00%
Next $1 - $5M above that	—	0.25%	0.25%	0.50%
Next $1 or more above that	—	0.00%	0.25%	0.25%

Class B investments

All amounts	—	3.75%	0.25%	4.00%

Class C investments

All amounts	—	0.75%	0.25%	1.00%

Class I investments

All amounts	—	0.00%	0.00%	0.00	%(7)

Class R1 investments(8)

All amounts	—	0.00%	0.50%	0.50%

Class R2 investments(8)

All amounts	—	0.00%	0.25%	0.25%

Class R3 investments(8)

All amounts	—	0.00%	0.50%	0.50%

Class R4 investments(8)

All amounts	—	0.00%	0.15%	0.15%

Class R5 investments

All amounts	—	0.00%	0.00%	0.00%

Class R6 investments

All amounts	—	0.00%	0.00%	0.00%

(1)	See “Initial Sales Charge on Class A Shares” for discussion on how to qualify for a reduced sales charge. The Distributor may take recent redemptions into account in determining if an investment qualifies as a new investment

(2)	For Class A investments under $1 million, a portion of the Selling Firm’s commission is paid out of the sales charge.

(3)	For Class A, B and C shares, the Selling Firm receives Rule 12b-1 fees in the first year as a percentage of the amount invested and after the first year as a percentage of average daily net eligible assets. Monthly payments are made in arrears. In certain circumstances, Rule 12b-1 fees are paid in the first year as a percentage of average daily net eligible assets. This compensation applies to the following: Selling Firms with a fee-based/WRAP program agreement with the Distributor, certain retirement platforms with over 100 eligible employees at the inception of the Fund account or $1 million in plan assets, and Selling Firms that roll over assets from a terminated participant’s qualified plan, which is funded by certain John Hancock group annuity contracts, to a John Hancock custodial IRA or John Hancock custodial Roth IRA investing in John Hancock funds. Monthly payments are made in arrears.

(4)	Selling Firm commission and Rule 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages if combined using simple addition.

(5)	Underwriter retains the balance.

(6)	Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases by employer sponsored defined contribution retirement plans investing $1 million or more or with 100 or more eligible employee at the time of purchase.

(7)	The Distributor may make a one-time payment at time of initial purchase out of its own resources to a Selling Firm that sells Class I shares of a Fund. This payment may be up to 0.15% of the amount invested.

(8)	For purchases of Class R1, Class R2, Class R3 and Class R4, beginning with the first year an investment is made, the Selling Firm receives an annual Rule 12b-1 service fee paid monthly in arrears. See “Distribution Contracts” for description of Class R1, Class R2, Class R3, Class R4 and Class R5 Service Plan charges and payments.
You should read this Supplement in conjunction with the SAI and retain it for future reference.

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